Share-based compensation expenses - 2017 Share Incentive Plan (Details) - 2017 Share Incentive Plan $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) $ / shares shares
Number of shares
Outstanding at the beginning of the period (in shares) | shares	15,888,593	8,285,827
Granted during the year (in shares) | shares	7,183,239	8,014,091
Forfeited during the year (in shares) | shares	(1,337,432)	(411,325)
Exercise during the year (in shares) | shares	(4,344,515)
Outstanding at the end of the period (in shares) | shares	17,389,885	15,888,593	8,285,827
Weighted average exercise prices
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Granted during the year (in dollars per share) | $ / shares	0.01	0.01
Forfeited during the year (in dollars per share) | $ / shares	0.01	0.01
Exercise during the year | $ / shares	0.01
Outstanding at the end of the period (in dollars per share) | $ / shares	$ 0.01	$ 0.01	$ 0.01
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value [Abstract]
Aggregate intrinsic value	$ 10,190	$ 35,644	$ 21,394
Outstanding as of January 1,2017	8 years 11 months 1 day	9 years 3 months 7 days	10 years